Provisions - Payments expected to be made in subsequent years based on the current pension obligations (Details) - Pension plans - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pension plans
Total expected payments	€ 186,964	€ 181,661
Weighted average term of the defined benefit plans	11 years 8 months 12 days	11 years 7 months 6 days
Within one year
Pension plans
Total expected payments	€ 6,550	€ 5,239
Between 2 and 5 years
Pension plans
Total expected payments	22,756	22,369
Between 5 and 10 years
Pension plans
Total expected payments	30,402	31,307
After 10 years
Pension plans
Total expected payments	€ 127,256	€ 122,746